Stock-based Employee Incentive Plans - Restricted Stock Activity (Details) - Restricted Stock Units and Performance Share Units shares in Thousands	12 Months Ended
Dec. 31, 2018 $ / shares shares
Units
Unvested at beginning of period (in shares) | shares	5,014
Granted (in shares) | shares	10,185
Vested (in shares) | shares	(3,757)
Forfeited (in shares) | shares	(437)
Unvested at end of period (in shares) | shares	11,005
Weighted average grant date fair value (in dollars per share)
Unvested at beginning of year (in dollars per share) | $ / shares	$ 86.92
Granted (in dollars per share) | $ / shares	73.18
Vested (in dollars per share) | $ / shares	68.85
Forfeited (in dollars per share) | $ / shares	76.92
Unvested at end of year (in dollars per share) | $ / shares	$ 76.18